Income Taxes (Tax or Benefit credited to AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Tax expense/ (benefit)	$ 0.2	$ 0.2	$ (9.6)